MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                October 2, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  MONEY MARKET OBLIGATIONS TRUST (the "Trust")
             Automated Cash Management Trust
             Automated Government Money Trust
             Federated Master Trust
             Federated Capital Reserves Fund
             Federated Government Reserves Fund
             Federated Municipal Trust
             Federated Short-Term U.S. Government Trust
             Government Obligations Fund
             Government Obligations Tax-Managed Fund
             Liberty U.S. Government Money Market Trust
             Liquid Cash Trust
             Money Market Management
             Municipal Obligations Fund
             Prime Cash Obligations Fund
             Prime Management Obligations Fund
             Prime Obligations Fund
             Prime Value Obligations Fund
             Tax-Free Obligations Fund
             Treasury Obligations Fund
             Trust for U.S. Treasury Obligations
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 86 on September 29, 2006.



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     If you have any questions regarding this  certification,  please contact me at (412) 288-7268.

                                                   Very truly yours,



                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary